Leases - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 169
2022	168
2023	151
2024	132
2025	100
Thereafter	708
Total lease payments	1,428
Less: Imputed interest	359
Present value of lease liabilities	1,069
Finance Leases
2021	0
2022	1
2023	1
2024	1
2025	0
Thereafter	15
Total lease payments	18
Less: Imputed interest	11
Present value of lease liabilities	7
Legally binding lease payments for leases signed but not yet commenced	$ 54